LEASES	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [Abstract]
LEASES
NOTE 8: - LEASES

The Company has entered into various lease agreements with respect to the following items:

1.	Office and Laboratory spaces:

In December 2018, the Company entered into a lease agreement for office space and a laboratory facilities in Rehovot, Israel for a period of 6 years (which included a three-years extension through December 2024). In December 2024 the lease agreement was extended for an additional period of 6 years through December 2030.

In August 2017, the company entered into a lease agreement for office space and greenhouses in Naan, Israel for a period of 10 years (which included a three-years extension through July 2028).

2.	Vehicles:

The company leases vehicles for the use of certain of its employees in Israel. The lease terms are typically for three-year periods.

The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement.

a.	Information on leases in which the Company is a lessee:

	Year ended December 31
	2024	2023

Interest expense on lease liabilities	$67	$115
Exchange rate differences	7	(57)
Adjustments for indexation	19	39
Depreciation expenses on right-of-use assets	797	805
Expense due to removal of lease liabilities and right-of-use assets	3	-

b.	Lease extension and cancelation options:

The Company has leases that include both extension and cancelation options. These are used to maximize operational flexibility in terms of managing the assets used in the Company's operations. The Company exercises significant judgements in deciding whether it is reasonably certain that the extension and cancelation options will be exercised.

In leaseholds for periods of 5-7 years, the Company recognizes any extension options exercised as per lease agreements in the lease period. In these leases, the Company usually exercises the lease extension option to avoid critical impairment to its operating activities in the event that an alternative asset is not available immediately upon termination of the noncancelable lease period.

In leases of motor vehicles, the Company does not include in the lease term the exercise of extension options since the Company does not ordinarily exercise options that extend the lease period beyond 3 years.

Moreover, the lease period subject to the termination option is accounted for as part of the lease period when it is reasonably certain that the termination option will not be exercised.

c.	Disclosures of right-of-use assets:

	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2024	$3,553	$874	$4,427

Additions during the year:

Additions to right-of-use assets for new leases in the period	1,974	333	2,307

Adjustments for indexation	12	7	19

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	(2,443)	(322)	(2,765)

Balance as of December 31, 2024	3,096	892	3,988

Accumulated depreciation:

Balance as of January 1, 2024	2,868	579	3,447

Additions during the year:

Depreciation	575	222	797

Disposals during the year:

Disposals of right-of-use assets	(2,443)	(260)	(2,703)

Balance as of December 31, 2024	1,000	541	1,541

Depreciated cost on December 31, 2024	$2,096	$351	$2,447

	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2023	$3,522	$747	$4,269

Additions during the year:

Additions to right-of-use assets for new leases in the period	-	194	194

Adjustments for indexation	31	8	39

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	-	(75)	(75)

Balance as of December 31, 2023	3,553	874	4,427

Accumulated depreciation:

Balance as of January 1, 2023	2,276	425	2,701

Additions during the year:

Depreciation	592	213	805

Disposals during the year:

Disposals of right-of-use assets	-	(59)	(59)

Balance as of December 31, 2023	2,868	579	3,447

Depreciated cost on December 31, 2023	$685	$295	$980

d.	Disclosures of lease liability:

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2024	$868	$270	$1,138

Lease payments	(725)	(243)	(968)

Lease deposits	-	(2)	(2)

Interest expense	40	27	67

Exchange rate differences	(7)	14	7

Additions to lease liability for new leases in the period	1,974	333	2,307

Reduction of lease liability for leases terminated in the period	-	(65)	(65)

Adjustments for indexation	12	7	19

Balance as of December 31, 2024	$2,162	$341	$2,503

The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liabilities was 8.35%. During 2024, the total cash outflow for leases was approximately $968.

	Leasehold	Motor vehicles	Total

Balance as of January 1, 2023	$1,536	$280	$1,816

Lease payments	(744)	(207)	(951)

Lease deposits	-	(2)	(2)

Interest expense	90	25	115

Exchange rate differences	(45)	(12)	(57)

Additions to lease liability for new leases in the period	-	194	194

Reduction of lease liability for leases terminated in the period	-	(16)	(16)

Adjustments for indexation	31	8	39

Balance as of December 31, 2023	$868	$270	$1,138

The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liabilities was 9.22%. During 2024, the total cash outflow for leases was approximately $951.

The Company leases facilities for its offices and research and development activities, as well as motor vehicles under leases. As of December 31, 2024, the future minimum lease payments under non-cancelable leases for the years ending December 31, are as follows (see also Note 13b):

	Leasehold	Motor vehicles	Total

2025	$464	$215	$679
2026	425	141	566
2027	396	53	449
2028	394	-	394
2029	374	-	374
2030	338	-	338

Total lease payments	$2,391	$409	$2,800
Less: imputed interest	(229)	(68)	(297)
Present value of lease liabilities	$2,162	$341	$2,503